BUSINESS COMBINATIONS - Preliminary purchase consideration (Details) - USD ($) $ in Thousands				3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 05, 2021	Nov. 10, 2020	Jun. 25, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Base cash consideration				$ 186,601		$ 0	$ 456,508	$ 0	$ 0	$ 0
Fair value of Earn-Out Amount		$ 47,900
Total Purchase Price		79,032
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Base cash consideration			$ 387,500
Closing adjustment			(764)		$ (10,100)
Total Purchase Price			$ 386,736
Swerve
Business Acquisition [Line Items]
Base cash consideration		80,000
Closing adjustment		(968)
Total Purchase Price		$ 79,032
Wholesome
Business Acquisition [Line Items]
Base cash consideration	$ 180,000
Closing adjustment	10,233
Fair value of Earn-Out Amount	52,395
Total Purchase Price	$ 242,628